Subsequent events	12 Months Ended
Dec. 31, 2023
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events [Text Block]

21 Subsequent events

- Subsequent to year end, the Company issued 631,000 common shares as a result of warrant exercises and received gross proceeds of $427,050.

- Subsequent to year end, the Company issued 463,000 common shares as a result of option exercises and received gross proceeds of $484,300